REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE
Schedule of analysis of revenue

The analysis of revenue for the years ended 31 December 2024, 2023 and 2022 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2024	2023	2022

Sales of goods	38,577,032	38,048,868	29,937,693
Marketplace revenues(*)	7,251,523	6,477,412	4,049,654
Delivery service revenues	7,865,726	5,229,995	3,537,742
Other revenues (**)	3,352,280	1,582,681	703,535

Revenues	57,046,561	51,338,956	38,228,624

(*)Marketplace revenues mainly consist of marketplace commission, transaction fees and other contractual charges to the merchants.

(**)Other revenues mainly include advertising revenues amounting to TRY1,345,674 thousand (2023: TRY807,296 thousand; 2022: TRY413,370 thousand), subscription service revenues amounting to TRY1,002,147 thousand (2023:TRY287,655 thousand; 2022: 31,112 thousand), fulfilment revenues, interest revenues and other commissions.